Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	May 31, 2013 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	May 31, 2011 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]	Mar. 09, 2012 Greek bonds [Member] Minimum [Member]	Mar. 09, 2012 Greek bonds [Member] Maximum [Member]	May 31, 2013 Other (income) expense [Member]	May 31, 2012 Other (income) expense [Member]	May 31, 2011 Other (income) expense [Member]
Summary of Investment Holdings [Line Items]
Proceeds on sales/maturities of investments	$ 5,500,000	$ 42,100,000	$ 59,300,000
Realized gain on investments	200,000	2,000,000	4,900,000									200,000	2,000,000	4,900,000
Face value of bonds									45,500,000.0
Fair value of bonds	22,000,000	16,000,000				5,600,000	6,300,000		33,800,000
Bond maturity dates (in years)				1 year	3 years
Realized losses related to other-than-temporary impairment	(200,000)	(2,000,000)	(2,600,000)				20,100,000
Other than temporary impairment	$ 0	$ 20,100,000	$ 0			$ 0		$ 0
Maturity dates of new bonds										1 year	30 years